Intangible and Other Long-Term Assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2009
Intangible and Other Long-Term Assets [Line Items]
Amortization of intangible assets	$ 11,893	$ 7,344
Trademark San 42 [Member]
Intangible and Other Long-Term Assets [Line Items]
Intangible assets impairment loss			$ 16,000
Goodwill [Member]
Intangible and Other Long-Term Assets [Line Items]
Goodwill impairment loss			$ 2,352,000